Employee benefits - Amounts for benefit plans included in balance sheet (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Disclosure of defined benefit plans [line items]
Defined benefit obligations	$ (1,163,744)	$ (1,044,584)
Fair value of plan assets	1,024,424	947,995
Surplus (deficit) in plan	(139,320)	(96,589)
Fair value of reimbursement rights	24,033	23,879
Retirement benefits assets	86,127	96,620
Retirement benefits obligations	(225,447)	(193,209)
Net asset (liability) recognized in the balance sheet	(115,287)	(72,710)
U.K.
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(891,628)	(812,179)
Fair value of plan assets	977,137	908,406
Surplus (deficit) in plan	85,509	96,227
Fair value of reimbursement rights	0	0
Retirement benefits assets	85,509	96,227
Retirement benefits obligations	0	0
Net asset (liability) recognized in the balance sheet	85,509	96,227
Germany
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(104,090)	(101,298)
Fair value of plan assets	12,766	12,803
Surplus (deficit) in plan	(91,324)	(88,495)
Fair value of reimbursement rights	22,505	22,360
Retirement benefits assets	0	0
Retirement benefits obligations	(91,324)	(88,495)
Net asset (liability) recognized in the balance sheet	(68,819)	(66,135)
France
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(84,442)	(58,048)
Fair value of plan assets	692	0
Surplus (deficit) in plan	(83,750)	(58,048)
Fair value of reimbursement rights	0	0
Retirement benefits assets	0	0
Retirement benefits obligations	(83,750)	(58,048)
Net asset (liability) recognized in the balance sheet	(83,750)	(58,048)
Other
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(83,584)	(73,059)
Fair value of plan assets	33,829	26,786
Surplus (deficit) in plan	(49,755)	(46,273)
Fair value of reimbursement rights	1,528	1,519
Retirement benefits assets	618	393
Retirement benefits obligations	(50,373)	(46,666)
Net asset (liability) recognized in the balance sheet	$ (48,227)	$ (44,754)